CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 118	$ (6,444)	$ (6,798)
Other comprehensive income (loss):
Foreign currency translation adjustments	8	111	25
Unrealized gain (loss) from hedge derivatives	(39)	166	(151)
Unrealized gain on marketable securities, net of income tax expense of $274, $0 and $0, respectively	1,144	753	272
Other than temporary impairment on marketable securities			336
Gain on sale of marketable securities	(326)	(689)	(28)
Comprehensive income (loss)	$ 905	$ (6,103)	$ (6,344)